Net finance costs	12 Months Ended
Dec. 31, 2018
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Net finance costs

6. Net finance costs

All figures in £ millions	Notes	2018	2017	2016
Interest payable on financial liabilities at amortised cost and associated derivatives		(42)	(99)	(74)
Net foreign exchange losses		(36)	—	(21)
Finance costs associated with transactions		(1)	(6)	—
Derivatives not in a hedge relationship		(7)	(5)	(2)
Derivatives in a hedge relationship		(5)	—	—

Finance costs		(91)	(110)	(97)

Interest receivable on financial assets at amortised cost		18	20	15
Net finance income in respect of retirement benefits	25	11	3	11
Net foreign exchange gains		—	44	1
Derivatives not in a hedge relationship		6	12	10
Derivatives in a hedge relationship		1	1	—

Finance income		36	80	37

Net finance costs		(55)	(30)	(60)

Included in interest receivable is £1m (2017: £1m, 2016: £1m) of interest receivable from related parties. There was a net movement of £nil on fair value hedges in 2018 (2017: £1m, 2016: £nil), comprising a gain of £4m (2017: gain of £37m, 2016: loss of £4m) on the underlying bonds, offset by a loss of £4m (2017: loss of £36m, 2016: gain of £4m) on the related derivative financial instruments.